Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 180,802,496	€ 152,590,315	€ 137,231,335
Cost of sales	(160,309,834)	(129,231,305)	(127,209,624)
Gross profit	20,492,662	23,359,010	10,021,711
Selling expenses	(6,388,678)	(3,380,809)	(4,252,062)
General administrative expenses	(23,038,867)	(16,117,177)	(16,415,483)
Research and development expenses	(4,498,121)	(3,186,980)	(2,490,259)
Other operating income	11,627,312	4,969,034	2,358,997
Other operating expenses	(7,709,283)	(7,159,521)	(3,415,143)
Operating loss	(9,514,975)	(1,516,442)	(14,192,238)
Financial result	(776,137)	(1,420,968)	(1,642,182)
Loss before tax	(10,291,112)	(2,937,410)	(15,834,420)
Income tax expense	(1,216,908)	(1,976,490)	(183,209)
Net loss	(11,508,019)	(4,913,900)	(16,017,629)
Which is attributable to:
Owners of the company	(11,756,084)	(4,919,484)	(14,419,176)
Non-controlling interests	248,065	5,584	(1,598,453)
Other comprehensive income / (loss):
Exchange differences on translation of foreign operations	(883,802)	(349,294)	116,717
Comprehensive loss	(12,391,821)	(5,263,194)	(15,900,912)
Which is attributable to:
Owners of the company	(12,630,308)	(5,258,440)	(14,387,780)
Non-controlling interests	238,486	(4,754)	(1,513,132)
Loss after taxes from continuing operations (attributable to VIA optronics AG shareholders)	€ (11,756,084)	€ (4,919,484)	€ (14,419,176)
Weighted average of shares outstanding basic (in shares)	4,530,701	3,398,330	2,991,600
Weighted average of shares outstanding diluted (in shares)	4,530,701	3,398,330	2,991,600
Basic loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)
Diluted loss per share in EUR (EUR per Share)	€ (2.59)	€ (1.45)	€ (4.82)